Debt issues - By currency (Details) - AUD ($) $ in Millions	Sep. 30, 2023	Sep. 30, 2022
Debt issues
Short-term debt	$ 29,285	$ 30,332
Long-term debt	127,288	114,536
AUD
Debt issues
Long-term debt	36,346	30,758
CHF
Debt issues
Long-term debt	3,358	3,261
EUR
Debt issues
Long-term debt	34,002	26,002
GBP
Debt issues
Long-term debt	3,202	3,092
JPY
Debt issues
Long-term debt	80	913
NZD
Debt issues
Long-term debt	3,324	2,966
USD
Debt issues
Long-term debt	45,288	45,471
Other
Debt issues
Long-term debt	1,688	2,073
Own issuances
Debt issues
Short-term debt	29,285	30,332
US commercial paper
Debt issues
Short-term debt	22,687	29,252
Senior Debt
Debt issues
Long-term debt	81,385	77,219
Senior Debt | AUD
Debt issues
Short-term debt	2,090
Senior Debt | GBP
Debt issues
Short-term debt	3,265	770
Senior Debt | USD
Debt issues
Short-term debt	564	154
Senior Debt | Other
Debt issues
Short-term debt	$ 679	$ 156